Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Research And Development Expenses Abstract
Payroll and related benefits (including share-based compensation)	$ 3,748	$ 2,273	$ 1,730
Raw materials subcontracted work and consulting	1,440	1,058	866
Others	689	478	405
Total	$ 5,877	$ 3,809	$ 3,001